American Funds Inflation Linked Bond Fund®
Investment portfolio
February 28, 2023
unaudited

Bonds, notes & other debt instruments 99.16% U.S. Treasury bonds & notes 91.30% U.S. Treasury inflation-protected securities 91.24%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[1]	USD168,813	$167,251
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[1,2]	212,999	209,447
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[1]	390,549	382,332
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[1,2]	297,160	289,234
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[1]	297,957	288,404
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[1]	36,927	37,180
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[1]	426,545	409,740
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[1,2]	402,714	389,931
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[1]	97,925	93,837
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[1]	205,497	198,351
U.S. Treasury Inflation-Protected Security 2.00% 1/15/2026[1,2]	155,535	155,993
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[1]	1,040,993	984,520
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[1]	236,521	224,207
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[1]	313,006	295,440
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[1]	368,151	348,756
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027[1,2]	224,023	228,831
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[1]	618,326	577,731
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[1]	100,526	95,143
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[1]	831,992	831,316
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[1]	276,053	260,600
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028[1]	86,429	86,621
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[1]	80,408	77,015
U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029[1]	2,765	2,894
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[1,2]	255,527	235,577
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[1]	625,947	567,128
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030[1,2]	780,303	704,480
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[1,2]	1,262,274	1,130,001
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[1]	221,498	197,475
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[1]	267,438	236,262
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[1]	530,645	490,296
U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033[1]	129,544	124,890
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040[1]	61,799	66,652
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[1]	58,962	63,607
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[1]	65,681	56,308
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[1]	175,713	145,491
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[1]	82,913	78,707
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045[1]	141,178	117,623
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[1]	121,322	106,007
U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047[1]	196,623	165,905
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048[1]	313,566	271,433
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[1]	54,969	47,506
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[1]	259,967	182,912
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[1,2]	454,909	305,539
American Funds Inflation Linked Bond Fund — Page 1 of 12

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[1,2]	USD269,665	$180,425
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[1]	343,470	339,338
		12,448,336
U.S. Treasury 0.06%
U.S. Treasury 4.125% 10/31/2027	8,033	7,990
U.S. Treasury 2.00% 8/15/2051	1	—[3]
		7,990
Total U.S. Treasury bonds & notes		12,456,326
Corporate bonds, notes & loans 3.28% Energy 0.76%
Energy Transfer Partners, LP 6.00% 6/15/2048	9,257	8,530
Enterprise Products Operating, LLC 5.35% 1/31/2033	5,990	5,990
Equinor ASA 3.625% 9/10/2028	13,165	12,487
MPLX, LP 4.00% 3/15/2028	2,430	2,277
MPLX, LP 4.70% 4/15/2048	10,000	8,054
ONEOK, Inc. 6.35% 1/15/2031	7,508	7,699
ONEOK, Inc. 7.15% 1/15/2051	2,782	2,940
Petróleos Mexicanos 7.47% 11/12/2026	MXN30	1
Qatar Energy 2.25% 7/12/2031[4]	USD17,300	14,248
Qatar Energy 3.125% 7/12/2041[4]	13,495	10,289
Qatar Energy 3.30% 7/12/2051[4]	12,200	8,921
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	8,109	7,600
TransCanada PipeLines, Ltd. 4.10% 4/15/2030	6,315	5,765
Williams Companies, Inc. 3.50% 11/15/2030	8,448	7,400
Williams Companies, Inc. 2.60% 3/15/2031	1,450	1,178
		103,379
Consumer discretionary 0.67%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,440	4,789
Amazon.com, Inc. 3.10% 5/12/2051	40,000	28,685
Boston University 4.061% 10/1/2048	2,075	1,843
Duke University 2.832% 10/1/2055	5,000	3,423
Home Depot, Inc. 2.95% 6/15/2029	8,408	7,512
Home Depot, Inc. 4.50% 12/6/2048	1,240	1,115
Massachusetts Institute of Technology 2.294% 7/1/2051	22,000	14,145
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]	8,525	7,400
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	7,425	5,844
The Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027	4,950	4,346
Yale University 1.482% 4/15/2030	15,000	12,185
		91,287
Health care 0.46%
Amgen, Inc. 3.00% 2/22/2029	450	401
Amgen, Inc. 4.05% 8/18/2029	12,050	11,240
Amgen, Inc. 4.20% 3/1/2033	13,350	12,285
Amgen, Inc. 4.875% 3/1/2053	10,600	9,451
Becton, Dickinson and Company 3.70% 6/6/2027	7,700	7,276
Sharp HealthCare 2.68% 8/1/2050	17,500	10,936
Summa Health 3.511% 11/15/2051	9,945	7,050
Trinity Health Corp. 2.632% 12/1/2040	5,000	3,559
		62,198
American Funds Inflation Linked Bond Fund — Page 2 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.38%	Principal amount (000)	Value (000)
Apple, Inc. 2.40% 8/20/2050	USD30,000	$19,065
Broadcom, Inc. 3.187% 11/15/2036[4]	17,063	12,365
Global Payments, Inc. 2.90% 5/15/2030	6,972	5,743
PayPal Holdings, Inc. 1.65% 6/1/2025	11,647	10,797
PayPal Holdings, Inc. 3.25% 6/1/2050	6,210	4,297
		52,267
Utilities 0.32%
Consumers Energy Co. 4.05% 5/15/2048	8,570	7,179
Duke Energy Corp. 0.90% 9/15/2025	6,850	6,129
Entergy Corp. 2.80% 6/15/2030	4,425	3,712
Entergy Corp. 3.75% 6/15/2050	4,700	3,465
Exelon Corp. 4.05% 4/15/2030	700	642
Exelon Corp. 4.10% 3/15/2052	1,300	1,035
Mississippi Power Co. 4.25% 3/15/2042	1,660	1,362
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,365	3,061
Public Service Enterprise Group, Inc. 3.20% 8/1/2049	8,250	6,029
Tampa Electric Co. 4.45% 6/15/2049	8,070	6,803
Virginia Electric and Power Co. 2.875% 7/15/2029	2,800	2,454
Wisconsin Electric Power Co. 4.30% 10/15/2048	2,600	2,214
		44,085
Consumer staples 0.24%
Anheuser-Busch InBev NV 3.50% 6/1/2030	7,500	6,835
Anheuser-Busch InBev NV 4.60% 4/15/2048	8,519	7,540
Anheuser-Busch InBev NV 4.50% 6/1/2050	1,481	1,307
British American Tobacco PLC 5.65% 3/16/2052	11,876	10,033
Conagra Brands, Inc. 1.375% 11/1/2027	1,156	963
Conagra Brands, Inc. 4.85% 11/1/2028	5,499	5,331
		32,009
Financials 0.20%
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[5]	10,449	9,783
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[5]	7,018	6,755
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[5]	14,149	11,014
		27,552
Communication services 0.14%
SBA Tower Trust 1.631% 11/15/2026[4]	22,469	19,211
Materials 0.06%
Air Products and Chemicals, Inc. 1.50% 10/15/2025	6,427	5,866
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,284	2,747
		8,613
Real estate 0.03%
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[4]	4,080	3,389
Industrials 0.02%
United Technologies Corp. 4.125% 11/16/2028	3,265	3,110
Total corporate bonds, notes & loans		447,100
American Funds Inflation Linked Bond Fund — Page 3 of 12

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 2.02%	Principal amount (000)	Value (000)
Colombia (Republic of) 5.00% 6/15/2045	USD600	$395
Hungary (Republic of) 2.125% 9/22/2031[4]	13,860	10,674
Hungary (Republic of) 3.125% 9/21/2051[4]	17,300	10,585
Italy (Republic of) 0.10% 5/15/2023[1]	EUR70,439	74,770
Japan, Series 18, 0.10% 3/10/2024[1]	JPY2,345,650	17,598
Japan, Series 20, 0.10% 3/10/2025[1]	4,517,750	34,027
Japan, Series 24, 0.10% 3/10/2029[1]	110,100	834
Peru (Republic of) 2.392% 1/23/2026	USD2,730	2,542
PETRONAS Capital, Ltd. 3.50% 4/21/2030[4]	5,490	5,011
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]	5,775	5,229
Philippines (Republic of) 1.648% 6/10/2031	18,830	14,603
Philippines (Republic of) 2.65% 12/10/2045	18,235	12,371
Spain (Kingdom of) 1.25% 10/31/2030	EUR20,861	18,874
United Kingdom 0.125% 8/10/2041[1]	GBP10,347	11,423
United Mexican States, Series M20, 10.00% 12/5/2024	MXN110,000	5,906
United Mexican States, Series M, 5.75% 3/5/2026	521,500	25,147
United Mexican States, Series M, 7.50% 6/3/2027	110,000	5,551
United Mexican States, Series M, 8.00% 11/7/2047	418,544	20,064
		275,604
Asset-backed obligations 1.57%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 5.742% 1/15/2030[4,6,7]	USD2,753	2,735
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.742% 10/16/2030[4,6,7]	2,073	2,040
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 5.735% 1/22/2028[4,6,7]	3,114	3,093
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.915% 11/20/2030[4,6,7]	5,350	5,309
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[4,6]	794	777
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.785% 7/27/2030[4,6,7]	6,256	6,184
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,6]	4,689	4,202
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,6]	754	635
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 5.772% 4/15/2028[4,6,7]	6,366	6,328
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,6]	6,516	5,816
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,6]	22,279	19,963
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,6]	3,056	2,745
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,6]	18,403	16,412
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[4,6,8]	17,780	17,330
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[4,6]	8,127	7,547
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[4,6]	5,490	5,089
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[4,6]	779	718
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,6]	8,811	7,687
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,6]	5,925	5,178
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,6]	826	708
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 5.792% 4/15/2029[4,6,7]	744	742
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.815% 7/21/2030[4,6,7]	7,020	6,941
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.942% 4/15/2029[4,6,7]	3,348	3,326
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[4,6]	6,373	5,531
American Funds Inflation Linked Bond Fund — Page 4 of 12

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,6]	USD9,155	$8,203
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.788% 7/25/2030[4,6,7]	2,238	2,222
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 5.958% 11/25/2028[4,6,7]	9,188	9,160
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.708% 4/20/2029[4,6,7]	4,112	4,084
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 5.732% 10/15/2030[4,6,7]	5,881	5,825
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,6]	11,134	10,853
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 12/15/2025[4,6]	1,014	1,013
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.872% 4/15/2030[4,6,7]	3,715	3,688
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,6]	15,793	14,369
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,6]	7,772	6,823
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,6]	5,697	4,931
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,6]	2,749	2,374
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,6]	4,930	4,277
		214,858
Municipals 0.74% California 0.17%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	7,500	6,864
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	9,200	8,028
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	10,100	8,240
		23,132
Florida 0.23%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	18,085	16,582
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	17,885	14,662
		31,244
Illinois 0.04%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023	338	338
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 12/15/2026	5,000	4,671
		5,009
Michigan 0.05%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 10/15/2040	9,715	7,281
Ohio 0.15%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	24,280	20,576
Wisconsin 0.10%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	14,665	13,178
Total municipals		100,420
American Funds Inflation Linked Bond Fund — Page 5 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 0.25% Collateralized mortgage-backed obligations (privately originated) 0.23%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,5,6]	USD3,197	$2,936
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.467% 11/25/2055[4,6,7]	12,120	11,990
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[4,6,7]	742	731
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,6]	18,049	16,047
		31,704
Commercial mortgage-backed securities 0.02%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 5/15/2046[6]	2,601	2,592
Total mortgage-backed obligations		34,296
Total bonds, notes & other debt instruments (cost: $14,978,481,000)		13,528,604
Short-term securities 0.13% Money market investments 0.13%	Shares
Capital Group Central Cash Fund 4.66%[9,10]	173,540	17,354
Total short-term securities (cost: $17,352,000)		17,354
Total investment securities 99.29% (cost: $14,995,833,000)		13,545,958
Other assets less liabilities 0.71%		96,671
Net assets 100.00%		$13,642,629
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2023 (000)
30 Day Federal Funds Futures	Long	16,978	May 2023	USD6,729,839	$27
30 Day Federal Funds Futures	Long	17,568	June 2023	6,946,504	(5,374)
30 Day Federal Funds Futures	Short	1,416	November 2023	(558,155)	(4)
30 Day Federal Funds Futures	Long	1,416	December 2023	558,421	—[3]
3 Month SOFR Futures	Long	7	March 2023	1,672	(20)
90 Day Eurodollar Futures	Long	11,305	September 2023	2,666,143	(135,876)
90 Day Eurodollar Futures	Short	21,461	December 2023	(5,069,625)	242,668
90 Day Eurodollar Futures	Short	4,679	December 2024	(1,122,024)	28,649
2 Year U.S. Treasury Note Futures	Long	24,326	June 2023	4,955,852	(13,573)
5 Year U.S. Treasury Note Futures	Short	5,709	June 2023	(611,175)	(160)
10 Year Euro-Bund Futures	Long	3,166	March 2023	445,073	(19,276)
10 Year Italy Government Bond Futures	Short	3,989	March 2023	(475,458)	13,456
10 Year Japanese Government Bond Futures	Short	907	March 2023	(976,913)	9,974
10 Year U.S. Treasury Note Futures	Long	2,259	June 2023	252,232	2
10 Year Ultra U.S. Treasury Note Futures	Short	10,125	June 2023	(1,186,523)	495
20 Year U.S. Treasury Bond Futures	Long	3,191	June 2023	399,573	(1,566)
30 Year Euro-Buxl Futures	Long	62	March 2023	8,806	(1,708)
30 Year Ultra U.S. Treasury Bond Futures	Short	5,945	June 2023	(802,947)	672
					$118,386
American Funds Inflation Linked Bond Fund — Page 6 of 12

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 2/28/2023 (000)
Currency purchased (000)		Currency sold (000)
JPY	1,992,700	EUR	14,368	Bank of America	3/3/2023	$(559)
JPY	19,665,055	USD	153,789	Morgan Stanley	3/3/2023	(9,300)
USD	25,870	KRW	32,489,550	Bank of America	3/9/2023	1,276
USD	9,467	SEK	100,000	Standard Chartered Bank	3/10/2023	(91)
NOK	2,628,795	USD	255,579	Morgan Stanley	3/10/2023	(2,306)
USD	76,742	NZD	120,300	Morgan Stanley	3/13/2023	2,361
USD	20,495	GBP	16,829	Barclays Bank PLC	3/13/2023	248
NZD	174	USD	111	Morgan Stanley	3/13/2023	(3)
CLP	27,879,900	USD	34,968	Morgan Stanley	3/13/2023	(1,338)
USD	15,906	GBP	13,172	Bank of America	3/14/2023	58
EUR	34,332	USD	36,791	Goldman Sachs	3/14/2023	(446)
USD	39,727	MXN	747,233	UBS AG	3/14/2023	(1,001)
EUR	23,268	MXN	460,000	JPMorgan Chase	3/24/2023	(372)
COP	570,316,094	USD	115,004	Morgan Stanley	3/27/2023	1,694
USD	137,082	EUR	129,139	JPMorgan Chase	3/27/2023	256
USD	21	CAD	28	Citibank	3/27/2023	—[3]
CAD	43,898	USD	32,433	Citibank	3/27/2023	(253)
						$(9,776)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	6.18962%	At maturity	4/1/2023	USD101,500	$223	$—	$223
3.755%	At maturity	U.S. Urban CPI	At maturity	8/5/2023	97,700	(241)	—	(241)
1.5675%	Semi-annual	3-month USD-LIBOR	Quarterly	8/17/2023	270,000	(4,530)	—	(4,530)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD34,659	(404)	—	(404)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	295,353	(3,456)	—	(3,456)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	108,854	(1,350)	—	(1,350)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	272,097	(3,353)	—	(3,353)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	44,882	(560)	—	(560)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	44,882	(560)	—	(560)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	49,273	(624)	—	(624)
2.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/2/2023	346,075	(4,401)	—	(4,401)
2.215%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/3/2023	691,568	(8,942)	—	(8,942)
0.207%	Annual	U.S. EFFR	Annual	2/26/2024	USD2,517,000	(123,272)	—	(123,272)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	978,900	49,351	—	49,351
U.S. Urban CPI	At maturity	3.3775%	At maturity	8/5/2024	97,700	(207)	—	(207)
U.S. Urban CPI	At maturity	3.04%	At maturity	9/6/2024	98,643	(534)	—	(534)
U.S. Urban CPI	At maturity	3.05%	At maturity	9/6/2024	293,000	(1,641)	—	(1,641)
U.S. Urban CPI	At maturity	3.02%	At maturity	9/7/2024	48,833	(243)	—	(243)
U.S. Urban CPI	At maturity	3.03%	At maturity	9/7/2024	488,333	(2,526)	—	(2,526)
U.S. Urban CPI	At maturity	2.9975%	At maturity	9/8/2024	244,167	(1,101)	—	(1,101)
U.S. Urban CPI	At maturity	2.91%	At maturity	9/9/2024	244,167	(683)	—	(683)
U.S. Urban CPI	At maturity	2.8471%	At maturity	9/12/2024	564,357	(830)	—	(830)
American Funds Inflation Linked Bond Fund — Page 7 of 12

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.73%	At maturity	9/29/2024	USD564,721	$844	$—	$844
4.345%	Annual	U.S. EFFR	Annual	9/29/2024	498,500	(5,979)	—	(5,979)
4.197%	Annual	U.S. EFFR	Annual	9/30/2024	498,500	(7,083)	—	(7,083)
4.1735%	Annual	U.S. EFFR	Annual	9/30/2024	510,300	(7,430)	—	(7,430)
U.S. Urban CPI	At maturity	3.127%	At maturity	10/1/2024	976,700	(5,817)	—	(5,817)
4.15%	Annual	U.S. EFFR	Annual	10/6/2024	508,500	(7,591)	—	(7,591)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	308,100	(2,624)	—	(2,624)
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	385,300	(3,468)	—	(3,468)
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	385,800	(3,282)	—	(3,282)
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	462,900	(4,196)	—	(4,196)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,300	14,845	—	14,845
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,300	14,841	—	14,841
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,539	16,708	—	16,708
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	274,100	18,709	—	18,709
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR344,500	(37,673)	—	(37,673)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	344,500	(37,739)	—	(37,739)
3.8563%	Annual	SOFR	Annual	1/12/2026	USD700,000	(12,122)	—	(12,122)
4.265%	Annual	SOFR	Annual	2/16/2026	196,861	(1,102)	—	(1,102)
4.27%	Annual	SOFR	Annual	2/16/2026	396,676	(2,166)	—	(2,166)
4.3005%	Annual	SOFR	Annual	2/17/2026	81,949	(379)	—	(379)
4.288%	Annual	SOFR	Annual	2/17/2026	83,249	(414)	—	(414)
4.3035%	Annual	SOFR	Annual	2/17/2026	118,170	(537)	—	(537)
4.2675%	Annual	SOFR	Annual	2/17/2026	114,073	(631)	—	(631)
4.2515%	Annual	SOFR	Annual	2/17/2026	117,023	(699)	—	(699)
4.271%	Annual	SOFR	Annual	2/17/2026	854,500	(4,645)	—	(4,645)
4.265%	Annual	SOFR	Annual	2/17/2026	854,500	(4,785)	—	(4,785)
5.395%	28-day	28-day MXN-TIIE	28-day	3/6/2026	MXN1,000,000	(6,460)	—	(6,460)
6.435%	28-day	28-day MXN-TIIE	28-day	6/15/2026	365,000	(1,881)	—	(1,881)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	131,300	(664)	—	(664)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	262,700	(1,328)	—	(1,328)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	140,500	(681)	—	(681)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	387,400	(1,882)	—	(1,882)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	315	(8)	323
7.55%	28-day	28-day MXN-TIIE	28-day	10/23/2026	MXN276,000	(965)	—	(965)
7.64%	28-day	28-day MXN-TIIE	28-day	10/28/2026	191,100	(640)	—	(640)
3-month USD-LIBOR	Quarterly	0.64%	Semi-annual	3/30/2027	USD127,000	17,663	—	17,663
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	1,000	1	—	1
2.5895%	Annual	SOFR	Annual	7/27/2027	1,000	(59)	—	(59)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	2,815	—	2,815
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	56,200	(3,295)	—	(3,295)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	70,300	(4,168)	—	(4,168)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	70,300	(4,174)	—	(4,174)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	53,200	(3,131)	—	(3,131)
3.16%	Annual	SOFR	Annual	6/20/2028	78,500	(2,448)	—	(2,448)
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN775,250	4,609	—	4,609
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD118,200	23,908	—	23,908
3-month USD-LIBOR	Quarterly	1.83%	Semi-annual	8/17/2031	58,000	8,840	—	8,840
SOFR	Annual	3.2903%	Annual	1/12/2033	235,000	6,886	—	6,886
American Funds Inflation Linked Bond Fund — Page 8 of 12

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.4815%	Annual	2/17/2033	USD284,000	$3,847	$—	$3,847
SOFR	Annual	3.501%	Annual	2/17/2033	284,000	3,391	—	3,391
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	1,682	—	1,682
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	42,200	1,927	—	1,927
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038	42,100	1,924	—	1,924
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	33,900	1,494	—	1,494
3-month USD-LIBOR	Quarterly	2.967%	Semi-annual	2/2/2038	32,800	1,489	—	1,489
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	14,166	—	14,166
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	6,517	—	6,517
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	5,849	—	5,849
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	11,636	—	11,636
1.1295%	Semi-annual	3-month USD-LIBOR	Quarterly	10/19/2050	USD27,400	(11,840)	—	(11,840)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	28,257	—	28,257
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	27,928	—	27,928
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	30,196	—	30,196
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(11,509)	—	(11,509)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(11,678)	—	(11,678)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(13,880)	—	(13,880)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD35,399	1,577	—	1,577
SOFR	Annual	3.02%	Annual	1/12/2053	35,400	1,538	—	1,538
						$(66,527)	$(8)	$(66,519)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 2/28/2023 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD5,546,619	$(55,677)	$(21,345)	$(34,332)
Investments in affiliates10

	Value of affiliate at 12/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 2/28/2023 (000)	Dividend income (000)
Short-term securities 0.13%
Money market investments 0.13%
Capital Group Central Cash Fund 4.66%[9]	$199,432	$490,646	$672,749	$42	$(17)	$17,354	$1,370

American Funds Inflation Linked Bond Fund — Page 9 of 12

unaudited
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $336,004,000, which represented 2.46% of the net assets of the fund.
[3]	Amount less than one thousand.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $359,728,000, which represented 2.64% of the net assets of the fund.

[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Value determined using significant unobservable inputs.
[9]	Rate represents the seven-day yield at 2/28/2023.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $30,267,843,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $1,599,376,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $28,959,849,000 and $4,442,515,000, respectively.
American Funds Inflation Linked Bond Fund — Page 10 of 12

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,456,326	$—	$12,456,326
Corporate bonds, notes & loans	—	447,100	—	447,100
Bonds & notes of governments & government agencies outside the U.S.	—	275,604	—	275,604
Asset-backed obligations	—	197,528	17,330	214,858
Municipals	—	100,420	—	100,420
Mortgage-backed obligations	—	34,296	—	34,296
Short-term securities	17,354	—	—	17,354
Total	$17,354	$13,511,274	$17,330	$13,545,958

American Funds Inflation Linked Bond Fund — Page 11 of 12

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$295,943	$—	$—	$295,943
Unrealized appreciation on open forward currency contracts	—	5,893	—	5,893
Unrealized appreciation on centrally cleared interest rate swaps	—	323,984	—	323,984
Liabilities:
Unrealized depreciation on futures contracts	(177,557)	—	—	(177,557)
Unrealized depreciation on open forward currency contracts	—	(15,669)	—	(15,669)
Unrealized depreciation on centrally cleared interest rate swaps	—	(390,503)	—	(390,503)
Unrealized depreciation on centrally cleared credit default swaps	—	(34,332)	—	(34,332)
Total	$118,386	$(110,627)	$—	$7,759
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations
Auth. = Authority
BBR = Bank Base Rate
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
COP = Colombian pesos
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
FRA = Forward Rate Agreement
G.O. = General Obligation
GBP = British pounds
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos

NOK = Norwegian kroner
NZD = New Zealand dollars
Ref. = Refunding
Rev. = Revenue
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
TIIE = Equilibrium Interbank Interest Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-060-0423O-S89817
American Funds Inflation Linked Bond Fund — Page 12 of 12